Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies [Abstract]
Commitments and Contingencies

34. COMMITMENTS AND CONTINGENCIES
A) Commitments
Cenovus has entered into various commitments in the normal course of operations. Commitments that have original maturities less than one year are excluded from the table below. Future payments for the Company’s commitments are below:

As at December 31, 2025	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1) (2)	2,603	2,623	2,775	2,802	2,531	23,591	36,925
Real Estate	64	65	65	69	70	474	807
Obligation to Fund HCML	99	94	54	42	41	59	389
Other Long-Term Commitments	547	184	151	117	111	484	1,594
Total Commitments	3,313	2,966	3,045	3,030	2,753	24,608	39,715

As at December 31, 2024	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1) (2)	2,122	1,947	1,921	1,904	1,815	14,551	24,260
Product Purchases	14	—	—	—	—	—	14
Real Estate	63	63	61	59	63	532	841
Obligation to Fund HCML	104	105	98	56	44	105	512
Other Long-Term Commitments	411	191	187	158	117	589	1,653
Total Commitments	2,714	2,306	2,267	2,177	2,039	15,777	27,280
(1)Includes transportation commitments that are subject to regulatory approval or were approved but are not yet in service of $7.7 billion (December 31, 2024 – $854 million), of which $1.6 billion were assumed from the MEG Acquisition. Terms are up to 15 years on commencement.
(2)As at December 31, 2025, includes $1.7 billion related to transportation and storage commitments with HMLP (December 31, 2024 – $1.8 billion).
Through the MEG Acquisition, the Company assumed $8.3 billion of various transportation and storage commitments.
There were outstanding letters of credit aggregating to $341 million (December 31, 2024 – $355 million) issued as security for financial and performance conditions under certain contracts.
B) Contingencies
Legal Proceedings
Cenovus is involved in a limited number of legal claims associated with the normal course of operations. Cenovus believes that any liabilities that might arise from such matters, to the extent not provided for, are not likely to have a material effect on its Consolidated Financial Statements.
Income Tax Matters
The tax regulations and legislation and interpretations thereof in the various jurisdictions in which Cenovus operates are continually changing. As a result, there are usually a number of tax matters under review. Management believes that the provision for taxes is adequate.